Interests in subsidiaries	12 Months Ended
Dec. 31, 2017
Interests In Subsidiaries [Line Items]
Disclosure Of Interests In Subsidiaries Explanatory

Note 28 Interests in subsidiaries and other entities

a) Interests in subsidiaries

UBS defines its significant subsidiaries as those entities that, either individually or in aggregate, contribute significantly to the Group’s financial position or results of operations, based on a number of criteria, including the subsidiaries’ equity and their contribution to the Group’s total assets and profit or loss before tax, in accordance with the requirements set by IFRS 12, Swiss regulations and the rules of the US Securities and Exchange Commission (SEC).

Individually significant subsidiaries

The two tables below list the Group’s individually significant subsidiaries as of 31 December 2017. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares that are held fully by the Group, and the proportion of ownership interest held is equal to the voting rights held by the Group.

The country where the respective registered office is located is also the principal place of business. UBS AG operates through a global network of branches and a significant proportion of its business activity is conducted outside Switzerland in the UK, US, Singapore, Hong Kong and other countries. UBS Europe SE has branches and offices in a number of EU member states, including Germany, Italy, Luxembourg, Spain and Austria.

UBS Group Funding (Jersey) Ltd. was dissolved in 2017.

Subsidiaries of UBS Group AG as of 31 December 2017
Company	Registered office		Share capital in million		Equity interest accumulated in %
UBS AG	Zurich and Basel, Switzerland		CHF	385.8	100.0
UBS Business Solutions AG1	Zurich, Switzerland		CHF	1.0	100.0
UBS Group Funding (Switzerland) AG	Zurich, Switzerland		CHF	0.1	100.0
1 UBS Business Solutions (India) Private Limited and UBS Business Solutions Poland Sp. z o.o. are directly held subsidiaries of UBS Business Solutions AG.

Individually significant subsidiaries of UBS AG as of 31 December 2017
Company	Registered office	Primary business division	Share capital in million		Equity interest accumulated in %
UBS Americas Holding LLC	Wilmington, Delaware, USA	Corporate Center	USD	2,250.0[1]	100.0
UBS Asset Management AG	Zurich, Switzerland	Asset Management	CHF	43.2	100.0
UBS Bank USA	Salt Lake City, Utah, USA	Wealth Management Americas	USD	0.0	100.0
UBS Europe SE	Frankfurt, Germany	Wealth Management	EUR	446.0	100.0
UBS Financial Services Inc.	Wilmington, Delaware, USA	Wealth Management Americas	USD	0.0	100.0
UBS Limited	London, United Kingdom	Investment Bank	GBP	226.6	100.0
UBS Securities LLC	Wilmington, Delaware, USA	Investment Bank	USD	1,283.1[2]	100.0
UBS Switzerland AG	Zurich, Switzerland	Personal & Corporate Banking	CHF	10.0	100.0
1 Comprised of common share capital of USD 1,000 and non-voting preferred share capital of USD 2,250,000,000. 2 Comprised of common share capital of USD 100,000 and non-voting preferred share capital of USD 1,283,000,000.

Other subsidiaries

The table below lists other subsidiaries of UBS AG that are not individually significant but that contribute to the Group’s total assets and aggregated profit before tax thresholds and are thereby disclosed in accordance with the requirements set by the SEC.

Other subsidiaries of UBS AG as of 31 December 2017
Company	Registered office	Primary business division	Share capital in million		Equity interest accumulated in %
UBS Americas Inc.	Wilmington, Delaware, USA	Corporate Center	USD	0.0	100.0
UBS Asset Management (Americas) Inc.	Wilmington, Delaware, USA	Asset Management	USD	0.0	100.0
UBS Asset Management (Australia) Ltd	Sydney, Australia	Asset Management	AUD	20.1[1]	100.0
UBS Asset Management (Deutschland) GmbH	Frankfurt, Germany	Asset Management	EUR	7.7	100.0
UBS Asset Management (Hong Kong) Limited	Hong Kong, Hong Kong	Asset Management	HKD	206.0	100.0
UBS Asset Management (Japan) Ltd	Tokyo, Japan	Asset Management	JPY	2,200.0	100.0
UBS Asset Management (Singapore) Ltd	Singapore, Singapore	Asset Management	SGD	4.0	100.0
UBS Asset Management (UK) Ltd	London, United Kingdom	Asset Management	GBP	125.0	100.0
UBS Business Solutions US LLC	Wilmington, Delaware, USA	Corporate Center	USD	0.0	100.0
UBS Card Center AG	Glattbrugg, Switzerland	Personal & Corporate Banking	CHF	0.1	100.0
UBS Credit Corp.	Wilmington, Delaware, USA	Wealth Management Americas	USD	0.0	100.0
UBS (France) S.A.	Paris, France	Wealth Management	EUR	133.0	100.0
UBS Fund Advisor, L.L.C.	Wilmington, Delaware, USA	Wealth Management Americas	USD	0.0	100.0
UBS Fund Management (Luxembourg) S.A.	Luxembourg, Luxembourg	Asset Management	EUR	13.0	100.0
UBS Fund Management (Switzerland) AG	Basel, Switzerland	Asset Management	CHF	1.0	100.0
UBS Hedge Fund Solutions LLC	Wilmington, Delaware, USA	Asset Management	USD	0.1	100.0
UBS (Monaco) S.A.	Monte Carlo, Monaco	Wealth Management	EUR	49.2	100.0
UBS O’Connor LLC	Dover, Delaware, USA	Asset Management	USD	1.0	100.0
UBS Real Estate Securities Inc.	Wilmington, Delaware, USA	Investment Bank	USD	0.0	100.0
UBS Realty Investors LLC	Boston, Massachusetts, USA	Asset Management	USD	9.0	100.0
UBS Securities (Thailand) Ltd	Bangkok, Thailand	Investment Bank	THB	500.0	100.0
UBS Securities Australia Ltd	Sydney, Australia	Investment Bank	AUD	0.3[1]	100.0
UBS Securities India Private Limited	Mumbai, India	Investment Bank	INR	140.0	100.0
UBS Securities Japan Co., Ltd.	Tokyo, Japan	Investment Bank	JPY	32,100.0	100.0
UBS Securities Pte. Ltd.	Singapore, Singapore	Investment Bank	SGD	420.4	100.0
UBS South Africa (Proprietary) Limited	Sandton, South Africa	Investment Bank	ZAR	0.0	100.0
UBS UK Properties Limited	London, United Kingdom	Corporate Center	GBP	132.0	100.0
1 Includes a nominal amount relating to redeemable preference shares.

Changes in consolidation scope

In 2017, no significant subsidiaries were added to or removed from the scope of consolidation as a result of acquisitions or disposals.

Non-controlling interests

Non-controlling interests decreased by CHF 625 million in 2017 to CHF 57 million as a EUR 600 million non-Basel III-compliant hybrid tier 1 capital instrument was redeemed on its first call date. As of 31 December 2017 non-controlling interests were not material to the Group.

Consolidated structured entities

UBS consolidates a structured entity (SE) if it has power over the relevant activities of the entity, exposure to variable returns and the ability to use its power to affect its returns. Consolidated SEs include certain investment funds, securitization vehicles and client investment vehicles. UBS has no individually significant subsidiaries that are SEs.

Investment fund SEs are generally consolidated when the Group’s aggregate exposure combined with its decision-making rights indicate the ability to use such power in a principal capacity. Typically the Group will have decision-making rights as fund manager, earning a management fee, and will provide seed capital at the inception of the fund or hold a significant percentage of the fund units. Where other investors do not have the substantive ability to remove UBS as decision maker, the Group is deemed to have control and therefore consolidates the fund.

Securitization SEs are generally consolidated when the Group holds a significant percentage of the asset-backed securities issued by the SE and has the power to remove without cause the servicer of the asset portfolio.

Client investment SEs are generally consolidated when the Group has a substantive liquidation right over the SE or a decision right over the assets held by the SE and has exposure to variable returns through derivatives traded with the SE or holding notes issued by the SE.

In 2017 and 2016, the Group has not entered into any contractual obligation that could require the Group to provide financial support to consolidated SEs. In addition, the Group did not provide support, financial or otherwise, to a consolidated SE when the Group was not contractually obligated to do so, nor has the Group an intention to do so in the future. Further, the Group did not provide support, financial or otherwise, to a previously unconsolidated SE that resulted in the Group controlling the SE during the reporting period.

UBS AG
Interests In Subsidiaries [Line Items]
Disclosure Of Interests In Subsidiaries Explanatory

Note 28 Interests in subsidiaries and other entities

a) Interests in subsidiaries

UBS AG defines its significant subsidiaries as those entities that, either individually or in aggregate, contribute significantly to UBS AG’s financial position or results of operations, based on a number of criteria, including the subsidiaries’ equity and their contribution to UBS AG’s total assets and profit or loss before tax, in accordance with the requirements set by IFRS 12, Swiss regulations and the rules of the US Securities and Exchange Commission (SEC).

Individually significant subsidiaries

The table below lists UBS AG’s individually significant subsidiaries as of 31 December 2017. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares that are held fully by UBS AG, and the proportion of ownership interest held is equal to the voting rights held by UBS AG.

The country where the respective registered office is located is also the principal place of business. UBS AG operates through a global network of branches and a significant proportion of its business activity is conducted outside Switzerland in the UK, US, Singapore, Hong Kong and other countries. UBS Europe SE has branches and offices in a number of EU member states, including Germany, Italy, Luxembourg, Spain and Austria.

Individually significant subsidiaries as of 31 December 2017
Company	Registered office	Primary business division	Share capital in million		Equity interest accumulated in %
UBS Americas Holding LLC	Wilmington, Delaware, USA	Corporate Center	USD	2,250.0[1]	100.0
UBS Asset Management AG	Zurich, Switzerland	Asset Management	CHF	43.2	100.0
UBS Bank USA	Salt Lake City, Utah, USA	Wealth Management Americas	USD	0.0	100.0
UBS Europe SE	Frankfurt, Germany	Wealth Management	EUR	446.0	100.0
UBS Financial Services Inc.	Wilmington, Delaware, USA	Wealth Management Americas	USD	0.0	100.0
UBS Limited	London, United Kingdom	Investment Bank	GBP	226.6	100.0
UBS Securities LLC	Wilmington, Delaware, USA	Investment Bank	USD	1,283.1[2]	100.0
UBS Switzerland AG	Zurich, Switzerland	Personal & Corporate Banking	CHF	10.0	100.0
1 Comprised of common share capital of USD 1,000 and non-voting preferred share capital of USD 2,250,000,000. 2 Comprised of common share capital of USD 100,000 and non-voting preferred share capital of USD 1,283,000,000.

Other subsidiaries

The table below lists other subsidiaries of UBS AG that are not individually significant but that contribute to UBS AG’s total assets and aggregated profit before tax thresholds and are thereby disclosed in accordance with the requirements set by the SEC.

Other subsidiaries as of 31 December 2017
Company	Registered office	Primary business division	Share capital in million		Equity interest accumulated in %
UBS Americas Inc.	Wilmington, Delaware, USA	Corporate Center	USD	0.0	100.0
UBS Asset Management (Americas) Inc.	Wilmington, Delaware, USA	Asset Management	USD	0.0	100.0
UBS Asset Management (Australia) Ltd	Sydney, Australia	Asset Management	AUD	20.1[1]	100.0
UBS Asset Management (Deutschland) GmbH	Frankfurt, Germany	Asset Management	EUR	7.7	100.0
UBS Asset Management (Hong Kong) Limited	Hong Kong, Hong Kong	Asset Management	HKD	206.0	100.0
UBS Asset Management (Japan) Ltd	Tokyo, Japan	Asset Management	JPY	2,200.0	100.0
UBS Asset Management (Singapore) Ltd	Singapore, Singapore	Asset Management	SGD	4.0	100.0
UBS Asset Management (UK) Ltd	London, United Kingdom	Asset Management	GBP	125.0	100.0
UBS Business Solutions US LLC	Wilmington, Delaware, USA	Corporate Center	USD	0.0	100.0
UBS Card Center AG	Glattbrugg, Switzerland	Personal & Corporate Banking	CHF	0.1	100.0
UBS Credit Corp.	Wilmington, Delaware, USA	Wealth Management Americas	USD	0.0	100.0
UBS (France) SA.	Paris, France	Wealth Management	EUR	133.0	100.0
UBS Fund Advisor, L.L.C.	Wilmington, Delaware, USA	Wealth Management Americas	USD	0.0	100.0
UBS Fund Management (Luxembourg) S.A.	Luxembourg, Luxembourg	Asset Management	EUR	13.0	100.0
UBS Fund Management (Switzerland) AG	Basel, Switzerland	Asset Management	CHF	1.0	100.0
UBS Hedge Fund Solutions LLC	Wilmington, Delaware, USA	Asset Management	USD	0.1	100.0
UBS (Monaco) S.A.	Monte Carlo, Monaco	Wealth Management	EUR	49.2	100.0
UBS O’Connor LLC	Dover, Delaware, USA	Asset Management	USD	1.0	100.0
UBS Real Estate Securities Inc.	Wilmington, Delaware, USA	Investment Bank	USD	0.0	100.0
UBS Realty Investors LLC	Boston, Massachusetts, USA	Asset Management	USD	9.0	100.0
UBS Securities (Thailand) Ltd	Bangkok, Thailand	Investment Bank	THB	500.0	100.0
UBS Securities Australia Ltd	Sydney, Australia	Investment Bank	AUD	0.3[1]	100.0
UBS Securities India Private Limited	Mumbai, India	Investment Bank	INR	140.0	100.0
UBS Securities Japan Co., Ltd.	Tokyo, Japan	Investment Bank	JPY	32,100.0	100.0
UBS Securities Pte. Ltd.	Singapore, Singapore	Investment Bank	SGD	420.4	100.0
UBS South Africa (Proprietary) Limited	Sandton, South Africa	Investment Bank	ZAR	0.0	100.0
UBS UK Properties Limited	London, United Kingdom	Corporate Center	GBP	132.0	100.0
1 Includes a nominal amount relating to redeemable preference shares.

Changes in consolidation scope

In 2017, no significant subsidiaries were added to or removed from the scope of consolidation as a result of acquisitions or disposals.

Non-controlling interests

As of 31 December 2017 and 31 December 2016, non-controlling interests were not material to UBS AG.

Consolidated structured entities

UBS AG consolidates a structured entity (SE) if it has power over the relevant activities of the entity, exposure to variable returns and the ability to use its power to affect its returns. Consolidated SEs include certain investment funds, securitization vehicles and client investment vehicles. UBS AG has no individually significant subsidiaries that are SEs.

Investment fund SEs are generally consolidated when UBS AG’s aggregate exposure combined with its decision-making rights indicate the ability to use such power in a principal capacity. Typically, UBS AG will have decision-making rights as fund manager, earning a management fee, and will provide seed capital at the inception of the fund or hold a significant percentage of the fund units. Where other investors do not have the substantive ability to remove UBS as decision maker, UBS AG is deemed to have control and therefore consolidates the fund.

Securitization SEs are generally consolidated when UBS AG holds a significant percentage of the asset-backed securities issued by the SE and has the power to remove without cause the servicer of the asset portfolio.

Client investment SEs are generally consolidated when UBS AG has a substantive liquidation right over the SE or a decision right over the assets held by the SE and has exposure to variable returns through derivatives traded with the SE or holding notes issued by the SE.

In 2017 and 2016, UBS AG has not entered into any contractual obligation that could require UBS AG to provide financial support to consolidated SEs. In addition, UBS AG did not provide support, financial or otherwise, to a consolidated SE when UBS AG was not contractually obligated to do so, nor has UBS AG an intention to do so in the future. Further, UBS AG did not provide support, financial or otherwise, to a previously unconsolidated SE that resulted in UBS AG controlling the SE during the reporting period.